Schedule of Investments (unaudited)	iShares® ESG Aware Conservative Allocation ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 19.5%
iShares ESG Aware MSCI USA ETF(a)	73,707	$7,768,718
iShares ESG Aware MSCI USA Small-Cap ETF(a)	23,460	955,995
		8,724,713
Domestic Fixed Income — 69.9%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	567,328	31,276,793

International Equity — 10.4%
iShares ESG Aware MSCI EAFE ETF(a)	39,611	3,206,510
iShares ESG Aware MSCI EM ETF(a)	35,146	1,471,563
		4,678,073
Total Investment Companies — 99.8%
(Cost: $44,662,739)	.	44,679,579

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	60,000	$60,000

Total Short-Term Investments — 0.2%
(Cost: $60,000)		60,000

Total Investments in Securities — 100.0%
(Cost: $44,722,739)		44,739,579

Other Assets, Less Liabilities — 0.0%		17,517

Net Assets—100.0%		$44,757,096

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

										Capital
										Gain
						Change in				Distributions
						Unrealized		Shares		from
	Value at		Purchases	Proceeds	Net Realized	Appreciation	Value at	Held at		Underlying
Affiliated Issuer	07/31/21		at Cost	from Sales	Gain (Loss)	(Depreciation)	10/31/21	10/31/21	Income	Funds
BlackRock Cash Funds: Treasury, SL Agency			60,000(a)
Shares	$—	$		$—	$—	$—	$60,000	60,000	$1	$—
iShares ESG Aware MSCI EAFE ETF	412,200		3,025,960	(252,942)	(2,061)	23,353	3,206,510	39,611	—	—
iShares ESG Aware MSCI EM ETF	191,386		1,389,942	(93,896)	(8,527)	(7,342)	1,471,563	35,146	—	—
iShares ESG Aware MSCI USA ETF	962,310		7,524,855	(948,600)	205,146	25,007	7,768,718	73,707	22,077	—
iShares ESG Aware MSCI USA Small-Cap ETF	116,722		1,262,574	(447,720)	31,565	(7,146)	955,995	23,460	2,608	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,903,609		28,127,012	(484,299)	(12,072)	(257,457)	31,276,793	567,328	52,040	—
					$214,051	$(223,585)	$44,739,579		$76,726	$—

(a)       Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware Conservative Allocation ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$44,679,579	$—	$—	$44,679,579
Money Market Funds	60,000	—	—	60,000
	$44,739,579	$—	$—	$44,739,579

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